Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Diluted Net Loss Attributable to Nuvve common stockholders - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	561,176	546,791	559,499	496,624	515,671	423,999
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	64,248	66,241	63,918	65,620	65,123	60,610
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	12,803	27,947	11,456	23,802	23,957	17,732
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	71,875	71,875	71,875	71,875	71,875	75,839
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	3,406	3,406	3,406	3,406	3,406	3,594
PIPE Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	33,844	33,844	33,844	33,844	33,844	35,710
Stonepeak and Evolve Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	150,000	150,000	150,000	150,000	150,000	125,735
Stonepeak and Evolve Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	125,000	125,000	125,000	125,000	125,000	104,779
Institutional/Accredited Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	100,000	68,478	100,000	23,077	42,466